REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2022
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERS

4.     REVENUE FROM CONTRACTS WITH CUSTOMERS

4.1 Disaggregated revenue information

Set out below is the disaggregation of the Group’s revenue from contracts with customers by type and timing of revenue recognition:

For the year ended December 31, 2022

	At a point in		Total
	time	Over time	revenue
Listing revenue	—	4,812	4,812
Lead generation revenue	2,368	—	2,368
Display advertising revenue	—	650	650
Other revenue	397	39	436
Total revenue	2,765	5,501	8,266

For the year ended December 31, 2021

	At a point in		Total
	time	Over time	revenue
Listing revenue	—	3,699	3,699
Lead generation revenue	1,332	—	1,332
Display advertising revenue	—	601	601
Other revenue	353	48	401
Total revenue	1,685	4,348	6,033

For the year ended December 31, 2020

	At a point in		Total
	time	Over time	revenue
Listing revenue	—	2,383	2,383
Lead generation revenue	994	—	994
Display advertising revenue	—	456	456
Other revenue	101	38	139
Total revenue	1,095	2,877	3,972

Listing, lead generation and display advertising revenues relate to the “Core Business” operating segment, while other revenue represents operating segments “Mortgage Marketplace”, “Valuation and Analytics”, “C2C Rental” and “End-to-End Offerings” (Note 5).

4.2 Contract balances

The following table provides information about the Group’s trade receivables and contract liabilities from contracts with customers:

	December 31,	December 31,
	2022	2021
Trade receivables (Note 13)	384	225
Contract liabilities (including 39 of loyalty points (2021: 37))	(554)	(425)

Contract liabilities represent the transaction price allocated to unsatisfied performance obligations, advances received from customers before the Group transfers the related products or services and loyalty points not redeemed. Contract liabilities are recognized as revenue when the Group transfers control over the related products or services to the customer. The outstanding balances of contract liabilities increased in 2022 due to the continuous increase in the Group’s revenue. The total amount of contract liabilities as of each year end has been or to be recognized as revenue in the subsequent year.